FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1)(1) under the Exchange Act (17 CFR 240.15Ga-1 (c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1 (c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1 (c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

February 9, 2015

(Date of Report)

Bank of Scotland plc

(Exact name of securitizer as specified in its charter)

025-00653	0000893709
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Gavin Parker +44 (0) 20 7158 2135

(Name and telephone number, including area code, of the person to contact in connection with this filing

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

(1)	Bank of Scotland plc, as securitizer, is filing this Form ABS-15G in respect of all asset backed securities sponsored by it and outstanding during the reporting period. Bank of Scotland plc had outstanding during the reporting period asset-backed securities in the following asset classes: residential mortgages, credit cards, private finance initiatives and commercial mortgages.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of Scotland plc (Securitizer)

Date: February 9, 2015	By:	/s/ Gavin Parker
	Name:	Gavin Parker
	Title:	Head of Securitisation & Collateral